Insurance Proceeds (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012
Insurance Recoveries	$ 3.0	$ 17.3	$ 20.2
Advance insurance proceeds		10.0
Proceeds from Insurance Settlement	$ 10.2